Business Combinations (Details) - Schedule of estimated fair value of the identifiable assets and liabilities - USD ($) $ in Thousands	Jun. 09, 2021	May 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of estimated fair value of the identifiable assets and liabilities [Abstract]
Cash and cash equivalents	$ 810	$ 307
Other current assets		18
Intangible assets		1,914
Total Assets	4,785	2,239	$ 78,502	$ 8,085
Accounts payable	(745)	(3)	(606)	(905)
Total Liabilities	(1,246)	(3)
Net identifiable assets	3,539	2,236
Goodwill arising on acquisition	1,370	1,017	2,455
Total cost of acquisition	4,909	3,253
Cash paid	4,327	2,022
Cash and cash equivalents acquired	810	307	24,581	7,581
Net cash outflow	$ 3,517	1,715
Token warrant liability		735
Contingent consideration liability		$ 496	$ 400